Note 6 - Term Loans Payable - Short-term Loans Payable (Details) (Parentheticals)	Sep. 30, 2024	Mar. 31, 2024
Loan payable on demand, unsecured with 10% interest per annum and no fixed term [member]
Statement Line Items [Line Items]
Borrowings, interest rate	10.00%	10.00%
Loan payable on May 10, 2025, secured, with 11.35% interest per annum [member]
Statement Line Items [Line Items]
Borrowings, interest rate	11.35%	11.35%